UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

DGI Investment Trust

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

787-771-6800

(Registrant's telephone number, including area code)

Hugh González Robison

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Name and address of agent for service)

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

Washington, D.C. 20006

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD.

Meeting Date Range: 01-Jul-2022 To 30-Jun-2023
All Accounts
SPDR INDEX SHARES FUNDS
Security:	78463X400				Meeting Type:	Special
Ticker:	GXC				Meeting Date:	20-Oct-2022
ISIN	US78463X4007				Vote Deadline Date:	19-Oct-2022
Agenda	935696572	Management			Total Ballot Shares:	30500
Last Vote Date:	07-Sep-2022
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Clare S. Richer				30500	0	0	0
2	Sandra G. Sponem				30500	0	0	0
3	Kristi L. Rowsell				30500	0	0	0
4	Gunjan Chauhan				30500	0	0	0
5	Carolyn M. Clancy				30500	0	0	0
POPULAR, INC.
Security:	733174700				Meeting Type:	Annual
Ticker:	BPOP				Meeting Date:	11-May-2023
ISIN	PR7331747001				Vote Deadline Date:	10-May-2023
Agenda	935789935	Management			Total Ballot Shares:	420000
Last Vote Date:	12-Apr-2023
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Director of the Corporation for a one- year term: Ignacio Alvarez		For	None	420000	0	0	0
2	Election of Director of the Corporation for a one- year term: Joaquin E. Bacardi, III		For	None	420000	0	0	0
3	Election of Director of the Corporation for a one- year term: Alejandro M. Ballester		For	None	420000	0	0	0
4	Election of Director of the Corporation for a one- year term: Robert Carrady		For	None	420000	0	0	0
5	Election of Director of the Corporation for a one- year term: Richard L. Carrión		For	None	420000	0	0	0
6	Election of Director of the Corporation for a one- year term: Betty DeVita		For	None	420000	0	0	0
7	Election of Director of the Corporation for a one- year term: John W. Diercksen		For	None	420000	0	0	0
8	Election of Director of the Corporation for a one- year term: María Luisa Ferré Rangel		For	None	420000	0	0	0
9	Election of Director of the Corporation for a one- year term: C. Kim Goodwin		For	None	420000	0	0	0
10	Election of Director of the Corporation for a one- year term: José R. Rodríguez		For	None	420000	0	0	0
11	Election of Director of the Corporation for a one- year term: Alejandro M. Sanchez		For	None	420000	0	0	0
12	Election of Director of the Corporation for a one- year term: Myrna M. Soto		For	None	420000	0	0	0
13	Election of Director of the Corporation for a one- year term: Carlos A. Unanue		For	None	420000	0	0	0
14	Approve, on an advisory basis, the Corporation's executive compensation.		For	None	420000	0	0	0
15	Ratify the appointment of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm for 2023.		For	None	420000	0	0	0
FIRST BANCORP
Security:	318672706				Meeting Type:	Annual
Ticker:	FBP				Meeting Date:	18-May-2023
ISIN	PR3186727065				Vote Deadline Date:	17-May-2023
Agenda	935797932	Management			Total Ballot Shares:	685000
Last Vote Date:	12-Apr-2023
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Director: Juan Acosta Reboyras		For	None	685000	0	0	0
2	Election of Director: Aurelio Alemàn		For	None	685000	0	0	0
3	Election of Director: Luz A. Crespo		For	None	685000	0	0	0
4	Election of Director: Tracey Dedrick		For	None	685000	0	0	0
5	Election of Director: Patricia M. Eaves		For	None	685000	0	0	0
6	Election of Director: Daniel E. Frye		For	None	685000	0	0	0
7	Election of Director: John A. Heffern		For	None	685000	0	0	0
8	Election of Director: Roberto R. Herencia		For	None	685000	0	0	0
9	Election of Director: Félix M. Villamil		For	None	685000	0	0	0
10	To approve on a non-binding basis the 2022 compensation of First BanCorp's named executive officers.		For	None	685000	0	0	0
11	To ratify the appointment of Crowe LLP as our independent registered public accounting firm for our 2023 fiscal year.		For	None	685000	0	0	0

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGI Investment Trust

By: /s/   José R. Fernández

José R. Fernández, President

(Principal Executive Officer)

Date: August 28, 2023